Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Shareholders Equity [Line Items]
Summary of Dividends Paid

The following table sets forth the dividends paid in the last three years:

Dividend No.	Type of Dividend	Agreement Date	Payment Date	Total ThUS$	Dolar per Share	Charged to
94	Interim	11-24-2016	01-27-2017	81,873	0.00142	2016
95	Final	04-27-2017	05-26-2017	206,452	0.00359	2016
96	Interim	11-29-2017	01-26-2018	57,583	0.00100	2017
97	Final	04-26-2018	05-25-2018	296,939	0.00517	2017
98	Interim	11-26-2018	01-25-2019	76,900	0.00134	2018
99	Final	04-30-2019	05-10-2019	403,652	0.00703	2018
100	Interim	11-25-2019	01-24-2020	123,254	0.00162	2019

Summary of Foreign Currency Translation Differences Attributable to Shareholders

The following table sets forth foreign currency translation differences attributable to the shareholders of the Company for the years ended December 31, 2019, 2018 and 2017:

Reserves for Accumulated	Balance as of December 31,
Currency Translation Differences	2019 ThUS$	2018 ThUS$	2017 ThUS$
Empresa Distribuidora Sur S.A.	(548,877)	(378,929)	(128,320)
Compañía Distribuidora y Comercializadora de Energía S.A.	111,815	115,658	149,973
Enel Distribución Perú S.A.	50,466	38,887	63,180
Dock Sud	(93,738)	(63,680)	(21,517)
Enel Brasil S.A.	(1,430,604)	(1,133,980)	(529,654)
Enel Generación Costanera S.A.	(88,477)	(42,260)	(9,381)
Emgesa S.A. E.S.P.	(38,296)	(33,476)	17,908
Enel Generación El Chocón S.A.	(318,303)	(239,155)	(126,421)
Enel Peru S.A	190,030	191,047	—
Enel Generacion Perú S.A	(94,082)	(110,613)	125,588
Enel Generación Piura S.A.	7,583	4,926	12,984
Other	(30,672)	(14,534)	(8,335)

TOTAL	(2,283,155)	(1,666,109)	(453,995)

Summary of Other Reserves Within Equity

Other reserves for the years ended December 31, 2019, 2018 and 2017, are as follows:

	Balance as of January 1, 2019	2019 changes	Balance as of December 31, 2019
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(1,666,109)	(617,046)	(2,283,155)
Cash flow hedges (b)	(5,094)	3,760	(1,334)
Fair value through other comprehensive income	(397)	(290)	(687)
Other miscellaneous reserves (c)	(3,209,283)	202,460	(3,006,823)
TOTAL	(4,880,883)	(411,116)	(5,291,999)

	Balance as of January 1, 2018	2018 changes	Balance as of December 31, 2018
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(453,995)	(1,212,114)	(1,666,109)
Cash flow hedges (b)	(3,472)	(1,622)	(5,094)
Fair value through other comprehensive income	(175)	(222)	(397)
Other miscellaneous reserves (c)	(3,408,922)	199,639	(3,209,283)
TOTAL	(3,866,564)	(1,014,319)	(4,880,883)

	Balance as of January 1, 2017	2017 changes	Balance as of December 31, 2017
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(388,942)	(65,053)	(453,995)
Cash flow hedges (b)	(11,423)	7,951	(3,472)
Fair value through other comprehensive income	227	(402)	(175)
Other miscellaneous reserves (c)	(3,364,559)	(44,363)	(3,408,922)
TOTAL	(3,764,697)	(101,867)	(3,866,564)

a)	Reserves for exchange differences on translation: These reserves arise primarily from exchange differences relating to:
•	Translation of the financial statements of our subsidiaries with functional currencies other than the US dollar (see Note 2.7.3); and
•	Translation of goodwill arising from the acquisition of companies with functional currencies other than the US dollar (see Note 3.c).
b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 3.g.5).
c)	Other miscellaneous reserves.

Summary of Non-controlling Interests

The detail of non-controlling interests as of and for the years ended December 31, 2019, 2018 and 2017, is as follows:

	Non-controlling interests
		Equity		Profit (Loss)
Companies	12-31-2019%	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
Enel Distribución Río S.A. (formerly Ampla Energía S.A.)	0.27%	2,510	2,471	192	128	(111)
Enel Distribución Ceará S.A. (formerly Coelce S.A.)	26.00%	214,442	204,985	26,753	26,409	35,633
Enel Distribución Sao Paulo	0.00%	—	68,083	26,366	907	—
Compañía Distribuidora y Comercializadora de Energía S.A.	51.70%	494,477	439,727	129,624	106,363	108,928
Emgesa S.A. E.S.P.	51.52%	747,014	675,574	193,449	178,045	154,744
Enel Distribución Peru S.A.A	16.85%	121,098	104,792	21,651	17,601	23,249
Enel Generación Peru S.A.A	16.40%	152,227	128,863	20,091	25,177	22,647
Chinango S.A.C.	33.12%	22,604	36,158	6,318	6,836	3,810
Empresa Distribuidora Sur S.A.	27.91%	223,785	177,338	50,352	25,609	3,135
Enel Generacion Costanera S.A.	24.38%	40,738	34,353	14,125	22,248	4,792
Enel Generacion El Chocón S.A.	34.31%	97,763	102,131	28,142	31,031	30,138
Inversora Dock Sud S.A.	42.86%	77,378	60,390	18,723	12,027	13,984
Central Dock Sud S.A.	29.76%	76,533	59,687	18,486	11,921	13,826
Enel Generacion Piura S.A.	3.50%	5,463	4,924	778	613	613
Enel Distribución Goias	0.12%	971	1,033	(19)	313	12
Other	-	2,896	7,383	647	449	2,071
TOTAL		2,279,899	2,107,892	555,678	465,677	417,471

Other miscellaneous reserves
Disclosure Of Shareholders Equity [Line Items]
Summary of Other Reserves Within Equity

The main items and their effects are the following:

Other Miscellaneous Reserves	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Reserve for capital increase in 2013 (1)	(1,345,368)	(1,345,368)	(1,345,368)
Reserve for corporate reorganization (“Spin-off”) (2)	716,712	716,712	716,712
Reserve for subsidiaries transactions (3)	(456,349)	(439,290)	(439,290)
Reserve for transition to IFRS (4)	(1,490,605)	(1,490,605)	(1,490,604)
Reserve for Merger of Enel Américas, Endesa Américas and Chilectra Américas (5)	(730,748)	(730,748)	(730,748)
Reserve for Tender Offer of Endesa Américas and withdrawal rights (6)	(57,101)	(57,101)	(57,100)
Argentine hyperinflation (7)	446,196	205,130	—
Reserve for Capital Increase year 2019 (8)	(20,797)	—	—
Other miscellaneous reserves (9)	(68,763)	(68,013)	(62,524)

Total	(3,006,823)	(3,209,283)	(3,408,922)

(1)	Reserve originated from the capital increase that the Company made during the first quarter of 2013.
(2)

Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of Enersis Américas and the separation of the Chilean business into a new entity, Enel Chile S.A..

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

(4)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the SVS (Superintendencia de Valores y Seguros de Chile), included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004 to December 31, 2008.

(5)

Reserve for Merger of Endesa Américas and Chilectra Américas with and into the Company, completed on December 1, 2016. Represents the recognition of the difference between the capital increase in the Company and the carrying amount of the non-controlling interests that became part of the equity attributable to the equity owners of Enel Américas after completion of the Merger. The difference between the fair market value of the consideration received or paid and the amount by which the non-controlling interests is adjusted is being recognized in equity attributable to the owners of Enel Américas.

(6)

Reserve for Tender Offer of Endesa Américas and withdrawal rights. Represents the recognition of the difference between the carrying amount and the price paid for the non-controlling interests acquired in the Tender Offer on Endesa Américas, which resulted in a charge to other reserves for ThUS$56,578. Also, includes ThUS$523 related to recognition of the difference between the carrying amount and the price paid for the shares of those shareholders who exercised their withdrawal rights.

(7)	Corresponds to the effect that our subsidiaries in Argentina have recognized through the application of IAS 21 on equity accounts.
(8)

Reserve for Capital Increasein 2019. As of December 31, 2019, the Company has recorded a charge of ThUS$20,797, which corresponds to expenses for the issuance and placement of shares, determined according to the accounting criteria described in Note 3.t).

(9)	Other miscellaneous reserves from transactions made in prior years.